Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Basic and diluted income / (loss) available to common stockholders (in thousands)	$ 260	$ 3,008	$ 3,080	$ (5,154)
Basic weighted average number of shares	55,971,121	55,905,600	55,935,859	55,871,893
Effect of dilutive potential share options:	335,436,000	348,178,000	337,674,000	0
Diluted weighted average number of shares	56,306,557	56,253,778	56,273,533	55,871,893